Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Right of Use Assets Under Non-cancellable Operating Lease Commitments	From January 1, 2019, the company has recognized right-of-use assets for these leases (see Note 16 and Note 27(c)).
As of December 31,
2018
US$’000
Within one year	616
After one year but not more than five years	1,279
More than five years	1,368
3,263

Future Minimum Payments under Finance Leases with Initial Terms of One Year or More

Future minimum payments under finance leases with initial terms of one year or more consisted of the following for December 31, 2018. (see Note 16 and Note 27(c)).

	2018
	Minimum payments	Present value of payments
	US$’000	US$’000
Within one year	47	44
After one year but not more than five years	47	46
More than five years	—	—
Total minimum lease payments	94	90
Less: amount representing finance charges	(4)	—
Present value of minimum lease payment	90	90